Fixed assets, Net (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Depreciation expense	$ 10,778	$ 13,288	$ 17,865